Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Intangible assets at carrying value
Cannabis API Manufacturing and GMP License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	3,783,117	$ 15,827
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	$ 17,009